Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 7,111	₨ 6,742	₨ 6,111
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	4,155	3,892	3,269
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	2,956	2,813	2,773
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 0	₨ 37	₨ 69